SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT REPORTING
Schedule of financial information relating to the segments

	For year ended December 31, 2016
	Product sales	Services	Consolidated

Revenues	$262,083	$30,404	$292,487
Cost of revenues	160,566	28,371	188,937

Gross profit	101,517	2,033	103,550
Unallocated operating expenses			112,634

Loss from operations			(9,084)
Exchange loss on offshore bank accounts.			(120)
Interest income			518

Loss before income tax expense			$(8,686)

	For year ended December 31, 2015
	Product sales	Services	Consolidated

Revenues	$312,332	$11,431	$323,763
Cost of revenues	196,753	10,601	207,354

Gross profit	115,579	830	116,409
Unallocated operating expenses			155,568

Loss from operations			(39,159)
Exchange loss on offshore bank accounts.			(938)
Interest income			773

Loss before income tax expense			$(39,324)

	For year ended December 31, 2014
	Product sales	Services	Consolidated

Revenues	$382,282	$125	382,407
Cost of revenues	236,982	113	237,095

Gross profit	145,300	12	145,312
Unallocated operating expenses			176,028

Loss from operations			(30,716)
Exchange loss on offshore bank accounts.			(1,556)
Interest income			2,355

Loss before income tax expense			$(29,917)

Schedule of components of product sales
	For the years ended December 31,
	2014	2015	2016

Apparel	$138,570	$118,673	$89,291
Other general merchandise	243,712	193,659	172,792

Total product sales revenues	$382,282	$312,332	$262,083

Summary of total net revenues generated in different geographic locations and as a percentage of total net revenues

	For the years ended December 31,
	2014		2015		2016
	Revenues	%	Revenues	%	Revenues	%
Europe	$239,176	62.5	$184,057	56.8	$145,185	49.6
North America	81,675	21.4	88,790	27.4	77,814	26.6
Other countries	61,556	16.1	50,916	15.8	69,488	23.8

Total net revenues	$382,407	100.0	$323,763	100.0	$292,487	100.0